Shareholder Fees {- Fidelity Managed Retirement 2020 Fund} - 07.31 Fidelity Managed Retirement Funds AI Combo PRO-15 - Fidelity Managed Retirement 2020 Fund	Sep. 29, 2021
Fidelity Advisor Managed Retirement 2020 Fund-Class A
Shareholder Fees:
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]
Fidelity Advisor Managed Retirement 2020 Fund-Class I
Shareholder Fees:
Maximum sales charge (load) on purchases (as a % of offering price)	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none

[1]

(a)Class A purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00%.